Stock-Based Compensation - Incentive Awards (Details) shares in Millions	12 Months Ended
Dec. 31, 2021 shares
Kyndryl Holdings, Inc
Stock-Based Compensation
Stock adjustment ratio	1.03
Adjusted stock options issued	0.8
Long-term performance plans
Stock-Based Compensation
Shares authorized under existing stock based compensation plans (in shares)	293.0
Additional shares considered authorized under previous stock based compensation plans (in shares)	66.0
Unused shares available to be granted (in shares)	96.0